Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 8,288	$ 18,321	$ 28,339
Recorded Investment With No Allowance	3,576	9,263	14,433
Recorded Investment With Allowance	3,985	8,290	11,674
Related Allowance	456	2,387	3,034
Average Recorded Investment	9,996	19,874	31,105
Interest Income	361	711	1,257
Commercial Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	98	377	1,977
Recorded Investment With No Allowance	68	291	388
Recorded Investment With Allowance	30	86	1,470
Related Allowance	30	67	616
Average Recorded Investment	117	845	1,440
Interest Income	7	21	66
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	1,820	6,808	11,299
Recorded Investment With No Allowance	1,242	3,962	6,341
Recorded Investment With Allowance	389	2,375	2,895
Related Allowance	145	507	411
Average Recorded Investment	2,641	7,089	11,607
Interest Income	73	328	473
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	934	2,034	3,935
Recorded Investment With No Allowance	342	247	2,437
Recorded Investment With Allowance	54	1,739	1,448
Related Allowance	4	945	401
Average Recorded Investment	1,108	2,078	4,055
Interest Income	6	17	202
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	20	374	840
Recorded Investment With No Allowance		25	713
Recorded Investment With Allowance	20	349	127
Related Allowance	1	16	127
Average Recorded Investment	109	380	1,053
Interest Income	1	23	43
Residential Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	5,298	8,197	8,985
Recorded Investment With No Allowance	1,865	4,619	3,994
Recorded Investment With Allowance	3,433	3,329	4,991
Related Allowance	257	530	1,215
Average Recorded Investment	5,865	8,507	11,442
Interest Income	268	300	427
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	49	415	1,068
Recorded Investment With No Allowance	30	58	521
Recorded Investment With Allowance	19	357	547
Related Allowance	19	279	159
Average Recorded Investment	73	819	1,200
Interest Income	2	8	32
Consumer Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	69	116	235
Recorded Investment With No Allowance	29	61	39
Recorded Investment With Allowance	40	55	196
Related Allowance		43	105
Average Recorded Investment	83	156	308
Interest Income	$ 4	$ 14	$ 14